Accrued Warranty Costs	12 Months Ended
Dec. 31, 2011
Accrued Warranty Costs [Abstract]
Accrued Warranty Costs

13. ACCRUED WARRANTY COSTS

The Group's warranty activity is summarized below:

	For the year ended December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Beginning balance	73,459	131,689	20,923
Warranty provision	67,616	64,730	10,284
Warranty reversal	(1,843)	(30,615)	(4,864)
Warranty claims	(7,543)	(3,671)	(583)

Ending balance	131,689	162,133	25,760